Schedule of Investments (Unaudited)

August 31, 2025

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Asset-Backed Securities [91.7%]
Other Asset-Backed Securities [91.7%]
Cayman Islands [74.8%]
AIMCO CLO Equity, Ser 2021-15A, Cl SUB
15.389%, 04/17/38(A)(B)	$10,685	$6,625
ALM 2020 CLO Equity, Ser 2020-1A, Cl SUB
15.372%, 10/15/29(A)(B)	5,025	53
Apidos CLO Equity
37.273%, 10/18/31(A)	2,903	1,074
Apidos CLO XXIV Equity, Ser 2016-24A, Cl SUB
0.000%, 10/20/30(A)(B)	5,500	687
Apidos CLO XXVIII Equity, Ser 2017-28A, Cl SUB
11.759%, 10/20/38(A)(B)	2,000	790
Apidos CLO XXXII, Ser 2024-32A, Cl ER
9.826%, TSFR3M + 5.500%, 01/20/33(B)(C)	750	747
Apidos CLO XXXII Equity, Ser 2019-32A, Cl SUB
11.406%, 01/20/33(A)(B)	4,400	2,669
Apidos CLO XXXV Equity, Ser 2021-35A, Cl SUB
14.132%, 04/20/34(A)(B)	500	200
Ares LXII CLO Equity, Ser 2021-62A, Cl SUB
9.727%, 01/25/34(A)(B)	1,500	678
Barings CLO Equity, Ser 2020-4A, Cl SUB
17.916%, 10/20/37(A)(B)	11,812	4,809
Battalion CLO XVI Equity, Ser 2019-16A, Cl SUB
10.772%, 01/20/38(A)(B)	5,971	2,060
Benefit Street Partners CLO XXXVI Equity, Ser 2024-36A, Cl SUB
13.189%, 01/25/38(A)(B)	6,000	4,946
BlueMountain CLO XXII Equity, Ser 2018-22A, Cl SUB
17.397%, 07/15/31(A)(B)	3,500	192
BlueMountain CLO XXIII Equity, Ser 2018-23A, Cl SUB
14.531%, 07/20/37(A)(B)	9,500	3,098
BlueMountain Fuji US CLO II Equity, Ser 2017-2A, Cl SUB
16.194%, 10/20/30(A)(B)	1,500	67
BlueMountain Fuji US CLO III Equity, Ser 2017-3A, Cl SUB
0.000%, 01/15/30(A)(B)	4,225	158
Buckhorn Park CLO Equity
0.000%, 07/18/34(A)	3,500	1,751
Burnham Park CLO Equity, Ser 2016-1A, Cl SUB
24.716%, 10/20/29(A)	16,576	2

Description	Face Amount (000)/Shares	Value (000)
Carlyle Global Market Strategies CLO, Ser 2013-3A, Cl DR
10.079%, TSFR3M + 5.762%, 10/15/30(B)(C)	$400	$399
Carlyle Global Market Strategies CLO, Ser 2014-1A, Cl ER
9.984%, TSFR3M + 5.662%, 04/17/31(B)(C)	3,400	3,270
Carlyle Global Market Strategies CLO Equity, Ser 2014-1A, Cl INC
9.157%, 04/17/31(A)(B)	500	65
Carlyle Global Market Strategies CLO Equity, Ser 2015-1A, Cl SUB
33.055%, 07/20/31(A)(B)	613	1
Carlyle Global Market Strategies CLO Equity, Ser 2021-5A, Cl SUB
15.157%, 03/31/38(A)	7,250	3,789
Carlyle US CLO Equity, Ser 2017-2A, Cl SUB
13.654%, 07/20/37(A)(B)	12,750	1,913
Carlyle US CLO Equity, Ser 2017-5A, Cl SUB
0.000%, 01/20/30(A)(B)	13,500	67
Carlyle US CLO Equity, Ser 2018-1A, Cl SUB
14.057%, 04/20/31(A)(B)	600	10
Dryden 40 Senior Loan Fund CLO, Ser 2018-40A, Cl FR
12.333%, TSFR3M + 8.122%, 08/15/31(B)(C)	500	188
Dryden 64 CLO, Ser 2018-64A, Cl E
10.191%, TSFR3M + 5.862%, 04/18/31(B)(C)	500	485
Dryden 75 CLO Equity, Ser 2019-75A, Cl SUB
17.619%, 04/14/34(A)(B)	2,430	772
Dryden 93 CLO Equity, Ser 2021-93A, Cl SUB
14.344%, 01/15/38(A)(B)	18,963	6,921
Dryden 95 CLO Equity, Ser 2021-95A, Cl SUB
13.891%, 08/20/34(A)(B)	3,250	1,397
Eaton Vance CLO Equity, Ser 2020-1A, Cl SUB
14.521%, 10/15/37(A)(B)	6,920	3,170
Eaton Vance CLO Equity, Ser 2022-1A, Cl SUB
26.501%, 01/20/38(A)(B)	2,285	1,406
Elmwood IX CLO Equity, Ser 2021-2A, Cl SUB
14.473%, 04/20/38(A)(B)	11,505	7,592
Elmwood Warehouse
0.000%, (A)(D)	8,325	8,502

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND

Schedule of Investments (Unaudited)

August 31, 2025

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Flatiron CLO 18 Equity, Ser 2018-1A, Cl SUB
9.759%, 04/17/31(A)(B)	$750	$—
Flatiron CLO 25, Ser 2024-2A, Cl F
10.322%, TSFR3M + 6.000%, 10/17/37(B)(C)	1,650	1,539
Flatiron CLO 25 Equity, Ser 2024-2A, Cl SUB
11.351%, 10/17/37(A)(B)	15,500	11,367
Flatiron RR CLO 30 Equity, Ser 2025-30A, Cl ISUB
0.000%, 04/15/38(A)(B)	1,500	1,352
Generate CLO Equity, Ser 2024-16A, Cl SUB
9.942%, 07/20/37(A)(B)	2,500	1,687
Greenwood Park CLO Equity, Ser 2018-1A, Cl SUB
8.255%, 04/15/31(A)(B)	12,075	1,207
Greywolf CLO VII Equity, Ser 2018-2A, Cl SUB
0.000%, 10/20/31(A)(B)	3,430	1,063
Grippen Park CLO Equity, Ser 2017-1A, Cl SUB
16.227%, 01/20/30(A)(B)	500	3
LCM XV CLO, Ser 2014-15, Cl ER
11.087%, TSFR3M + 6.762%, 07/20/30(B)(C)	4,250	3,727
LCM XXII CLO, Ser 2018-22A, Cl DR
10.087%, TSFR3M + 5.762%, 10/20/28(B)(C)	1,250	1,085
LCM XXIII CLO, Ser 2016-23A, Cl D
11.637%, TSFR3M + 7.312%, 10/20/29(B)(C)	500	369
LCM XXV CLO, Ser 2017-25A, Cl E
10.987%, TSFR3M + 6.662%, 07/20/30(B)(C)	750	586
Magnetite XL CLO, Ser 2024-40A, Cl F
10.818%, TSFR3M + 6.500%, 07/15/37(B)(C)	500	485
Magnetite XL CLO Equity, Ser 2024-40A, Cl SUB
5.271%, 07/15/37(A)(B)	20,136	13,284
Magnetite XLIX Warehouse
0.000%, (A)(D)	7,200	7,410
Magnetite XVI CLO Equity, Ser 2015-16A, Cl SUB
18.604%, 01/18/28(A)(B)	750	22
Midocean Credit CLO IX Equity, Ser 2018-9A, Cl INC
0.000%, 07/20/31(A)(B)	750	—
Milos CLO Equity
49.647%, 10/20/30(A)	3,000	330

Description	Face Amount (000)	Value (000)
Morgan Stanley Eaton Vance CLO Equity, Ser 2021-1A, Cl SUB
14.999%, 10/23/34(A)(B)	$12,000	$4,111
Morgan Stanley Eaton Vance CLO Equity, Ser 2022-16A, Cl SUB
16.745%, 04/15/35(A)(B)	8,750	4,287
Neuberger Berman CLO Equity, Ser 2021-42A, Cl SUB
13.230%, 07/16/36(A)	2,000	1,240
Neuberger Berman Loan Advisers CLO 26 Equity, Ser 2017-26A, Cl INC
15.050%, 10/18/38(A)(B)	1,032	418
Neuberger Berman Loan Advisers CLO 27 Equity, Ser 2018-27A, Cl INC
14.252%, 07/15/36(A)(B)	1,070	348
Neuberger Berman Loan Advisers CLO 40 Equity, Ser 2021-40A, Cl SUB
14.593%, 10/16/37(A)(B)	580	261
Neuberger Berman Loan Advisers CLO 46 Equity, Ser 2021-46A, Cl SUB
13.194%, 01/20/37(A)(B)	9,250	5,457
Niagara Park CLO Equity, Ser 2019-1A, Cl SUB
20.008%, 01/17/38(A)(B)	750	457
Octagon 55 CLO Equity, Ser 2021-1A, Cl SUB
14.336%, 07/20/34(A)(B)	1,250	487
Octagon Investment Partners 26 CLO, Ser 2016-1A, Cl ER
9.979%, TSFR3M + 5.662%, 07/15/30(B)(C)	3,125	2,960
Octagon Investment Partners CLO, Ser 2018-18A, Cl D
10.089%, TSFR3M + 5.772%, 04/16/31(B)(C)	500	475
Octagon Investment Partners CLO 47 Equity, Ser 2020-1A, Cl SUB
12.104%, 01/22/38(A)(B)	2,964	1,171
Octagon Investment Partners CLO Equity, Ser 2018-1A, Cl SUB
13.017%, 01/20/31(A)(B)	2,250	168
Octagon Investment Partners XVII CLO, Ser 2013-1A, Cl ER2
9.730%, TSFR3M + 5.412%, 01/25/31(B)(C)	1,081	1,048

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND

Schedule of Investments (Unaudited)

August 31, 2025

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Octagon Investment Partners XXII CLO, Ser 2014-1A, Cl ERR
10.044%, TSFR3M + 5.712%, 01/22/30(B)(C)	$3,400	$3,294
OHA Credit Partners VII, Ser 2025-7A, Cl ER4
8.704%, TSFR3M + 4.500%, 02/20/38(B)(C)	500	493
Palmer Square CLO, Ser 2025-1A, Cl ER
9.226%, TSFR3M + 4.900%, 01/20/38(B)(C)	1,000	1,000
Regatta XI Funding CLO Equity, Ser 2018-1A, Cl SUB
14.861%, 07/17/37(A)(B)	500	117
Rockford Tower CLO Equity, Ser 2018-1A, Cl SUB
19.253%, 05/20/31(A)(B)	2,500	225
Rockford Tower CLO Equity, Ser 2021-1A, Cl SUB
15.811%, 07/20/34(A)(B)	4,100	1,763
Rockford Tower CLO Equity, Ser 2021-2A, Cl SUB
37.094%, 07/20/34(A)(B)	4,750	1,852
RR 3 CLO Equity, Ser 2018-3A, Cl PREF
40.874%, 01/15/30(A)	3,750	63
Shackleton CLO, Ser 2013-3A, Cl ER
10.459%, TSFR3M + 6.142%, 07/15/30(B)(C)	3,000	2,911
Shackleton CLO, Ser 2013-IV-R, Cl D
10.432%, TSFR3M + 6.112%, 04/13/31(B)(C)	1,350	1,321
Shackleton CLO, Ser 2014-5RA, Cl E
10.654%, TSFR3M + 6.412%, 05/07/31(B)(C)	2,850	2,716
Shackleton CLO, Ser 2017-11A, Cl E
10.773%, TSFR3M + 6.562%, 08/15/30(B)(C)	3,250	2,860
Shackleton CLO Equity, Ser 2019-14A, Cl SUB
13.506%, 07/20/34(A)(B)	4,000	2,397
Sound Point CLO Equity, Ser 2025-2A, Cl SUB
0.000%, 04/15/38(A)(B)	14,100	9,958
Sound Point CLO II, Ser 2013-1A, Cl B2R
10.075%, TSFR3M + 5.762%, 01/26/31(B)(C)	599	514

Description	Face Amount (000)	Value (000)
Sound Point CLO III-R, Ser 2013-2RA, Cl E
10.579%, TSFR3M + 6.262%, 04/15/29(B)(C)	$1,050	$990
Sound Point CLO IX, Ser 2019-2A, Cl ERR
11.387%, TSFR3M + 7.062%, 07/20/32(B)(C)	2,000	1,083
Sound Point CLO VIII-R, Ser 2019-1RA, Cl E
11.179%, TSFR3M + 6.862%, 04/15/30(B)(C)	2,000	1,245
Sound Point CLO V-R, Ser 2018-1RA, Cl E
10.691%, TSFR3M + 6.362%, 07/18/31(B)(C)	1,438	1,104
Sound Point CLO XIX, Ser 2018-1A, Cl E
10.229%, TSFR3M + 5.912%, 04/15/31(B)(C)	3,900	3,312
Sound Point CLO XIX Equity, Ser 2018-1A, Cl SUB
0.000%, 04/15/31(A)(B)	4,500	18
Sound Point CLO XVI, Ser 2017-2A, Cl E
10.680%, TSFR3M + 6.362%, 07/25/30(B)(C)	3,063	2,360
Sound Point CLO XVII Equity, Ser 2017-3A, Cl SUB
15.568%, 10/20/30(A)(B)	8,500	304
Sound Point CLO XVIII, Ser 2017-4A, Cl D
10.087%, TSFR3M + 5.762%, 01/20/31(B)(C)	3,500	2,497
Sound Point CLO XX, Ser 2018-2A, Cl E
10.575%, TSFR3M + 6.262%, 07/26/31(B)(C)	3,000	2,286
Sound Point CLO XXI Equity, Ser 2018-3A, Cl SUB
0.000%, 10/26/31(A)(B)	1,000	6
Sounds Point CLO IV-R, Ser 2013-3RA, Cl E
10.841%, TSFR3M + 6.512%, 04/18/31(B)(C)	1,027	562
Southwick Park CLO Equity, Ser 2019-4A, Cl SUB
15.729%, 07/20/32(A)(B)	2,000	816
Steele Creek CLO, Ser 2016-1A, Cl ER
10.330%, TSFR3M + 6.012%, 06/15/31(B)(C)	1,500	1,223
Steele Creek CLO, Ser 2017-1A, Cl E
10.779%, TSFR3M + 6.462%, 10/15/30(B)(C)	1,900	1,708

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND

Schedule of Investments (Unaudited)

August 31, 2025

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Steele Creek CLO, Ser 2018-1A, Cl E
10.329%, TSFR3M + 6.012%, 04/15/31(B)(C)	$4,000	$3,249
Steele Creek CLO Equity, Ser 2014-1RA, Cl SUB
4.459%, 04/21/31(A)(B)	21,168	2
Steele Creek CLO Equity, Ser 2017-1A, Cl SUB
19.915%, 10/15/30(A)(B)	2,500	13
Symphony CLO XXVI Equity, Ser 2021-26A, Cl SUB
13.348%, 04/20/33(A)(B)	6,500	511
Tallman Park CLO Equity, Ser 2021-1A, Cl SUB
16.472%, 07/20/38(A)(B)	14,425	8,150
TCW CLO Equity, Ser 2021-1A, Cl SUB
14.263%, 01/20/38(A)(B)	12,980	6,109
Upland CLO Equity, Ser 2016-1A, Cl SUB
33.330%, 04/20/31(A)	2,500	343
Venture 37 CLO, Ser 2019-37A, Cl E
11.529%, TSFR3M + 7.212%, 07/15/32(B)(C)	1,000	742
Venture XXX CLO, Ser 2017-30A, Cl E
10.879%, TSFR3M + 6.562%, 01/15/31(B)(C)	1,500	831
Voya CLO, Ser 2017-1A, Cl D
10.684%, TSFR3M + 6.362%, 04/17/30(B)(C)	1,500	1,484
Wellfleet CLO, Ser 2015-1A, Cl ER3
11.637%, TSFR3M + 7.312%, 07/20/29(B)(C)	60	32
Wellfleet CLO Equity, Ser 2020-2A, Cl SUB
13.362%, 07/15/34(A)	5,000	1,200
York CLO 2 Equity, Ser 2015-1A, Cl SUB
15.696%, 10/22/37(A)(B)	750	244
Jersey [13.6%]
AIMCO CLO 17, Ser 2024-17A, Cl FR
10.832%, TSFR3M + 6.500%, 07/20/37(B)(C)	502	474
AIMCO CLO 17 Equity, Ser 2022-17A, Cl SUB
0.000%, 07/20/37(A)	10,250	7,277
AIMCO CLO 21, Ser 2024-21A, Cl F
10.829%, TSFR3M + 6.500%, 04/18/37(B)(C)	1,250	1,164

Description	Face Amount (000)	Value (000)
AIMCO CLO 21, Ser 2024-21A, Cl SUB
6.888%, 04/18/37(A)(B)	$10,750	$6,988
Apidos CLO XL Equity, Ser 2022-40A, Cl SUB
14.715%, 07/15/37(A)	2,250	1,713
Generate CLO Equity, Ser 2024-15A, Cl SUB
11.417%, 07/20/37(A)(B)	12,500	7,808
Neuberger Berman Loan Advisers CLO 55 Equity, Ser 2024-55A, Cl SUB
14.512%, 04/22/38(A)(B)	1,000	670
Neuberger Berman Loan Advisers NBLA CLO 53 Equity, Ser 2023-53A, Cl SUB
13.571%, 10/24/37(A)(B)	4,100	3,467
Wehle Park CLO Equity, Ser 2014-1RA, Cl SUB
14.715%, 04/21/35(A)	17,250	8,965
United States [3.3%]
Flatiron CLO 23 Equity, Ser 2023-1A, Cl SUB
17.393%, 04/17/36(A)(B)	1,100	827
Flatiron RR CLO 22 Equity, Ser 2021-2A, Cl SUB
13.057%, 10/15/34(A)(B)	8,750	6,188
Green Lakes Park CLO, Ser 2019-2A, Cl SUB
22.646%, 01/25/38(A)(B)	3,000	2,352
Total Asset-Backed Securities
(Cost $305,239)		260,758
Short-Term Investment [7.8%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.190%**	22,215,842	22,216
Total Short-Term Investment
(Cost $22,216)		22,216
Total Investments [99.5%]
(Cost $327,455)		$282,974

Percentages are based on net assets of $284,283 (000).

**	The rate reported is the 7-day effective yield as of August 31, 2025.
(A)	Level 3 security in accordance with fair value hierarchy. The rate reported is the effective yield as of August 31, 2025.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $217,099 (000), representing 76.4% of the net assets of the Fund.

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND

(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	This is a CLO warehouse position, which is a loan accumulation vehicle. Loan accumulation vehicles are financing structures intended to aggregate loans that may be used to form the basis of a CLO. Total as of August 31, 2025 was $15,912 (000).

Cl — Class

CLO — Collateralized Loan Obligation

Ser — Series

TSFR3M — 3 Month Term Secured Overnight Financing Rate

CNR-QH-004-1400

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND